May 19, 2023
WisdomTree Emerging Markets Multifactor Fund

The following information supplements and should be read in conjunction with the Prospectus for the Fund.

I.	Reduced Exposure to Chinese Companies

On May 10, 2023, WisdomTree Asset Management, Inc. (the “Adviser”) determined it would be in the best interest of the Fund and its shareholders to reduce the Fund’s exposure to Chinese companies and modified the parameters of the proprietary model it employs to select securities for investment by the Fund to reduce the Fund’s current and potential exposure to equity securities of Chinese companies, including H-Shares, B-Shares, N-Shares, Red-Chips, P-Chips, and S-Chips (collectively, “Chinese Securities”) and China A Shares. The extent to which the model reduces the Fund’s exposure to Chinese Securities and China A Shares will depend on the model’s proprietary measures of fundamental factors, as well as the performance of Chinese securities markets generally. Upon market close on May 17, 2023, the modified model reduced the Fund’s assets invested in Chinese Securities from 23.5% to 10.3% and eliminated the Fund’s 6.5% position in China A Shares in its entirety.

The Adviser reallocated the excess portion of the assets previously invested in Chinese Securities and China A Shares to those emerging market companies that, according to the model, possess the next highest potential for returns. The Adviser believes this change will enable the Fund and its shareholders to potentially benefit from exposure to a broader array of emerging market companies and mitigate the geographic investment risk associated with investments in Chinese companies. However, reducing the Fund’s investments in the securities of Chinese companies may also limit the Fund’s participation in any sudden or unexpected resumption of positive performance enjoyed by Chinese companies in the future, and may cause the Fund’s performance to differ from that of other emerging market funds or benchmarks that include such Chinese companies.

The extent of the Fund’s exposure to a particular emerging market company or country is expected to change with each quarterly rebalance of the Fund’s portfolio.

II.	Principal Investment Strategies Revisions

Effective immediately, the fourth full paragraph under Principal Investment Strategies of the Fund is hereby deleted and replaced in its entirety with the paragraph below.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets. Currently, the Fund invests to a significant extent (i.e., in excess of 10% of the Fund’s total assets) in the equity securities of companies domiciled in or otherwise tied to, and thus, has significant investment exposure to, China, South Korea, India, and Taiwan. The Fund generally expects to invest in large- and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

III.	Principal Risk Revisions

Effective immediately, the description of “Geographic Investment Risk” under Principal Risks of the Fund is hereby deleted and replaced in its entirety with the description below.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies domiciled in or otherwise tied to a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Currently, the Fund invests a significant portion of its assets in companies domiciled in or otherwise tied to China, South Korea, India, and Taiwan, although this may change from time to time.

The changes described above will not affect the management fee or total expense ratio of the Fund.

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